Significant Contingent Liabilities and Unrecognized Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Sep. 30, 2024	Jan. 05, 2024	Dec. 31, 2023
Significant Contingent Liabilities And Unrecognized Commitments [Abstract]
Litigation, damages sought by plaintiffs			$ 2.3	$ 2.1
Additional claim arising from incident amount	$ 0.7
Litigation, damages sought, withdrawn by plaintiff		$ 1.5
Purchase commitment	$ 17.5